Goldman Sachs - GSMBS 2020-RPL2 - Servicing Review
Customer Loan ID	Seller Loan ID	Servicer Loan ID	Loan Data 1	Loan Data 2	Current Loan Status	Performing Under	Status Date	RFD Date	Last Payment Received Date	Reason for Delinquency	Delinquency Status	Current Lien Position	Last Action Date per Servicer	Current Occupancy	Property Condition	Number of Months Received of Collection Comments	Number of Months of Collection Comments NOT RECEIVED	Missing Comments 1 Start Date	Missing Comments 1 End Date	Missing Comments 2 Start Date	Missing Comments 2 End Date	Pay History in File	Incomplete Pay History Note	Number of Months Received of Pay History	Missing Pay History 1 Start Date	Missing Pay History 1 End Date	Missing Pay History 2 Start Date	Missing Pay History 2 End Date	Last Borrower Contact Date	Last Borrower Contact Comments	No Borrower Contact Evident	Borrower Cooperative	Evidence of Dispute	Dispute Type	Dispute Resolved	Willingness to Repay	Ability to Repay	Likelihood of Loan Reperforming	Likelihood of Future Delinquency	Primary Exit Strategy	Sub Exit Strategy	Title Issue	Programs/Options Discussed With Borrower	Borrower's Intention	Modification	Mod Date	Mod P&I	Mod Original Interest Rate	Mod First Payment Date	Mod Maturity Date	# of Modifications Completed	Mod Status	Mod Type Description	Mod Principal Balance	Mod Original Term	Mod Down Payment Amount	Mod Monthly Plan Amount	Mod Amount Capitalized	Mod Deferred Balance	Mod Interest Deferred	Mod Principal Forgiven	Mod Prepayment Penalty	Mod Months Extended	Mod Comments	Loss Mitigation Activity - Forbearance	Forbearance Status	Forbearance Type	Forbearance Start Date	Forbearance End Date	Forbearance Monthly Plan Amount	Loss Mitigation Activity - Deed in Lieu	Deed in Lieu Status	Loss Mitigation Activity - Short Sale	Short Sale Status	Short Sale Listing Amount	Loss Mitigation Activity - HAMP	HAMP - Offer Date	Foreclosure in File	Foreclosure Sale Date	Foreclosure Contested?	Foreclosure Contested Start Date	Foreclosure - Is Borrower represented by an attorney	Bankruptcy in File	Number of Bankruptcies Filed	Current Bankruptcy Status	Bankruptcy Status Date	Bankruptcy Chapter	Bankruptcy Case Number	Bankruptcy Filing Date	Bankruptcy Converted From Chapter	Bankruptcy Converted To Chapter	Bankrupcy Cramdown Granted	Bankruptcy Plan Confirmed Date	Bankruptcy Dismissed Date	Bankruptcy Discharged Date	Bankruptcy Pre-Petition Payment Due Date	Bankruptcy Pre-Petition Balance	Bankruptcy Post-Petition Due Date	Bankruptcy Proof of Claim Filed?	Bankruptcy Proof of Claim Filing Date	Bankruptcy Proof of Claim Original Amount	Bankruptcy Arrearage Amount	Active SCRA	SCRA - Active Duty Start Date	SCRA - Active Duty End Date	SCRA Comments	Evidence of Litigation	Litigation Start Date	Litigation Last Date	Litigation Type	Litigation Summary	Fraud Indicated	Fraud Type	Fraud Indication Date	Fraud Comments	Deceased Borrower(s)	Borrower Date of Death	Death Certificate Received?	Death Certificate Received Date	Insurance Claim Filed?	Claim Filing Date	Property Damaged	Damage Claim Amount Received	Property Damage Date	Damage Noted	Damage Estimate	Damage Type	Repair Status	Repair Complete Date	Environmental Issues?	Environmental Issues Description	FEMA Disaster Area?	FEMA Disaster Type	FEMA Disaster Date	Property Inhabitable?	REO Noted	Current REO Status	Property Listed	Property Under Contract	Title Claim Present	Title Claim Status	Title Claim Filed Date	Title Issue Resolution Date	Title Issue Resolution Description	Title Issue Type	MI Claim Date	MI Claim Amount	MI Claim Paid	MI Claim Notes	Senior Lien Foreclosure	Cash For Keys	Cash for Keys Accepted	Eminent Domain	Eminent Domain First Reference Date	Current Employment Status	Consumer Advocacy Group Mentioned	Name of Consumer Advocacy Group Mentioned	Updated Value Mentioned	Updated Value	Updated Value Date	Hazard Insurance in Place	Auto Comments	NPL Loan Grade	Exceptions
23227509		7602015031	XXXX		Repay	Loan Modification	XXXX		XXXX		Current		XXXX			12						No							XXXX	Forced placed insurance was put on the loan and borrower contacted them to advise that he already had Insurance and that it had been in affect since XXXX	No	Yes	No			Yes	Yes	Loan performing	No	Loan Current	Loan Current	No	Yes	Retain	Yes	XXXX			XXXX		1	Accepted	KCC FB Completed KCC Modification											A Modification was completed on XXX with first payment due date on XXXX	Yes	Accepted		XXXX	XXXX	XXXX	No		No			No		No					No																				No			There is no evidence of a borrower being subject to SCRA protections.	No					No				No						No								No		No				No		No		No								No		No	No		No		Unknown	No		No			Yes
The loan status is current. The notes on XXXX reference a three month forbearance plan effective XXXX through XXXX in the amount of XXXX Then a Modification will start with first payment date of XXXX Currently loan is due to XXXX showing that the 3 months of forbearance were paid. There is reference to borrower contact in the last 12 months on XXXX where borrower was contacted about force placed insurance, per borrower he pays his own insurance and it has been in effect since XXXX . There is no evidence of recent foreclosure or bankruptcy activities. The loan is due for XXXX at the time of review; therefore, it is current. The borrower willingness and ability to repay is likely. The property occupancy is unknown.
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23227759		7602015405	XXXX		Collections	Loan Modification	XXXX		XXXX		30 Days	First	XXXX	Owner	Good	12						No							XXXX	There is no evidence of contact with the borrower in the servicing comments provided.	Yes						Yes	High	Yes			No	No	Retain	Yes	XXXX			XXXX		1	Completed												The borrower completed a loan modification effective XXX after completion of a 6 month forbearance plan.	Yes	Accepted	6 Months	XXXX	XXXX	XXXX	No		No			No		No					No																				No			There is no evidence of a borrower being subject to SCRA protections.	No					No				No				No		No								No		No				No		No		No								No	There is no evidence of an MI claim.	No	No		No		Unknown	No		No			Yes	The notes indicate in XXXX borrower was put on a forbearance for 6 months and loan was then reviewed and set up for Modification effective XXXX Mail sent to borrowers address has been returned. Status of loan is currently behind for 30 days. The borrowers overall willingness and ability to repay is fair based upon the delinquency of no more than 30 days and the completed modification.	2	Modification
23227784		7602015900	XXXX		Current	Regular Payments	XXXX		XXXX		Current	First	XXXX	Owner	Good	12						No							XXXX	XXXX	No	Yes	No			Yes	Yes	Loan performing	No	Loan Current		No	No	Retain	No																			There is no evidence of a modification.	No						No		No			No		No					No																				No			No evidence of borrower being subject to SCRA protections	No					No				No				No		No								No		No				No		No	No	No								No	There is no evidence of an MI claim.	No	No		No		Unknown	No		No			Yes	There is no evidence of any recent foreclosure action. There is no evidence that the borrower applied for a HAMP modification. The loan has been positive performing since XXXX The loan status as of XXXX is current. The borrower’s willingness and ability to repay is good based upon lack of foreclosure action in the previous 12 months and the re-performance of the loan. In addition the borrower has maintained contact with the servicer.	1
23227529		7602016079	XXXX		Current	Regular Payments	XXXX		XXXX		Current	First	XXXX	Owner	Good	12						No							XXXX	Borrower called to inform they were faxing a new policy for insurance.	No	Yes	No			Yes	Yes	Loan performing	No	Loan Current		No	No	Retain	No																			There is no evidence of a modification.	No						No		No			No		No					No																				No			No evidence of borrower being subject to SCRA protections	No					No				No				No		No								No		No				No		No	No	No								No	There is no evidence of an MI claim.	No	No		No		Unknown	No		No			Yes	There is no evidence of loss mitigation, bankruptcy or foreclosure. Notes indicate on XXXX that the property is in a FEMA declared disaster area, but disaster type and date were not included. Also there is no evidence of property damage. The borrowers overall willingness and ability to repay is good based upon current status and lack of foreclosure.	1
23227521		7602016249	XXXX		Current	Regular Payments	XXXX		XXXX		Current	First	XXXX	Owner	Good	12						No							XXXX	There is no evidence of recent borrower contact.	Yes						Yes	Loan performing	No	Loan Current		No	No	Retain	No																			There is no evidence of a modification.	No						No		No			No		No					No																				No			No evidence of borrower being subject to SCRA protections	No					No				No				No		No								No		No				No		No	No	No								No	There is no evidence of an MI claim.	No	No		No		Unknown	No		No			Yes	There is no evidence of recent foreclosure action. There is no evidence of bankruptcy either. There is no borrower contact in the last 12 months. The servicing notes indicate “e-OSCAR Dispute Response Sent” and this appears to be a minor dispute, possibly regarding a late payment. A late fee was waived with the next payment made a few weeks later. It appears the issue was resolved. The borrower’s willingness and ability to repay is good based upon lack of foreclosure action in the previous 12 months and the current performance of the loan.	1
23227639		7602016710	XXXX		Current	Regular Payments	XXXX		XXXX		Current	First	XXXX	Owner	Good	12						No							XXXX	Borrower:XXXX Payment Amount: XXXX Total Payment: XXXX	No	Yes	No			Yes	Yes	Loan performing	Unknown	Loan Current		No	No	Retain	No																			There is no evidence of a modification.	No						No		No			No		No					No																				No			No evidence of borrower being subject to SCRA protections	No					No				No				No		No								No		No				No		No	No	No								No	There is no evidence of an MI claim.	No	No		No		Unknown	No		No			Yes	There is no evidence of a modification or any loss mitigation workout. Borrower payment have been made on time.	1
23227792		7602016883	XXXX		Current	Regular Payments	XXXX		XXXX		Current	First	XXXX	Owner	Good	12						No							XXXX	The servicer did not establish contact with the borrower.	Yes							Loan performing	Unknown	Loan Current		No	No	Unknown	No																			There is no evidence of a modification.	No						No		No			No		No					No		NA		NA			NA	NA	NA							NA				No			No evidence of borrower being subject to SCRA protections	No					No				No				No		No								No		No				No		No	No	No								No	There is no evidence of an MI claim.	No	No		No		Unknown	No		No			Unknown	There is no evidence of pay history fraud modification or litigation. borrower comments not provided	1
23227725		7602016964	XXXX		Current	Regular Payments	XXXX		XXXX		Current	First	XXXX	Owner	Good	12						No							XXXX	There is no evidence of recent borrower contact.	Yes						Yes	Loan performing	No	Loan Current		No	No	Retain	No																			There is no evidence of a modification.	No						No		No			No		No					No																				No			No evidence of borrower being subject to SCRA protections	No					No				No				No		No								No		No				No		No	No	No								No	There is no evidence of an MI claim.	No	No		No		Unknown	No		No			No
The loan status as of XXXX is current. The borrower’s willingness and ability to repay is good based upon performance of the loan; however, there has been no contact with the borrower in the last 12 months. The last payment received could not be verified. There is no evidence of current bankruptcy or foreclosure actions. Notes dated XXXX indicate the borrower previously filed chapter 13 bankruptcy and was discharged. There is also no evidence of a modification or loss mitigation workout. Servicing comments are missing from XXXX to XXXX The property occupancy and condition could not be verified. Notes dated XXXX indicates the servicer forced placed insurance on the property. Notes dated XXXX indicate the property is located in FEMA declared disaster area. Additional information was not provided.
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23227694		7602017172	XXXX		Current	Regular Payments	XXXX		XXXX		Current	First	XXXX	Owner	Good	12						No							XXXX	Borrower called in payment over the phone	No	Yes	No			Yes	Yes	Loan performing	No	Loan Current		No	No	Unknown	No																			There is no evidence of a modification.	No						No		No			No		No					No																				No			No evidence of borrower being subject to SCRA protections	No					No				No				No		No								No		No				No		No	No	No								No	There is no evidence of an MI claim.	No	No		No		Unknown	No		No			Unknown	Loan is in good standing. There is no evidence of fraud, MI, Modification, and Litigation.	1